FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS
Financial assets and financial liabilities measured at fair value on a recurring basis

($ in millions)

At December 31, 2016:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$3,629	$—	$3,629
Money market funds	1,204	—	—	1,204

Total	1,204	3,629	—	4,832	(6)

Debt securities—current (2)	—	699	—	699	(6)
Debt securities—noncurrent (3)	1	6	—	8
Available-for-sale equity investments (3)	7	—	—	7
Derivative assets (4)
Interest rate contracts	—	555	—	555
Foreign exchange contracts	—	560	—	560
Equity contracts	—	11	—	11

Total	—	1,126	—	1,126	(7)

Total assets	$1,212	$5,460	$—	$6,672	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$188	$—	$188
Equity contracts	—	10	—	10
Interest rate contracts	—	8	—	8

Total liabilities	$—	$206	$—	$206	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position
(2)	U.S. government securities reported as marketable securities in the Consolidated Statement of Financial Position
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2016 were $532 million and $594 million, respectively

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2016 were $145 million and $61 million, respectively

(6)	Available-for-sale securities with carrying values that approximate fair value
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $116 million.

($ in millions)

At December 31, 2015:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$2,856	$—	$2,856
Money market funds	2,069	—	—	2,069
Other securities	—	18	—	18

Total	2,069	2,874	—	4,943	(6)

Debt securities—current (2)	—	506	—	506	(6)
Debt securities—noncurrent (3)	1	6	—	8
Trading security investments (3)	28	—	—	28
Available-for-sale equity investments (3)	192	—	—	192
Derivative assets (4)
Interest rate contracts	—	656	—	656
Foreign exchange contracts	—	332	—	332
Equity contracts	—	6	—	6

Total	—	994	—	994	(7)

Total assets	$2,290	$4,381	$—	$6,671	(7)

Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$164	$—	$164
Equity contracts	—	19	—	19
Interest rate contracts	—	3	—	3

Total liabilities	$—	$186	$—	$186	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position
(2)	Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position
(3)	Included within investments and sundry assets in the Consolidated Statement of Financial Position
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2015 were $292 million and $702 million, respectively

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2015 were $164 million and $22 million, respectively

(6)	Available-for-sale securities with carrying values that approximate fair value
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $139 million each.

Noncurrent debt and marketable equity securities available-for-sale and recorded at fair value

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2016:	Cost	Gains	Losses	Value
Debt securities—noncurrent (1)	$5	$3	$—	$8
Available-for-sale equity investments (1)	$3	$5	$0	$7

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2015:	Cost	Gains	Losses	Value
Debt securities—noncurrent (1)	$5	$3	$—	$8
Available-for-sale equity investments (1)	$186	$6	$0	$192

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position

Sales of debt and available-for-sale equity investments	($ in millions)
For the year ended
December 31:	2016	2015	2014
Proceeds	$151	$8	$21
Gross realized gains (before taxes)	3	1	0
Gross realized losses (before taxes)	37	1	5

Unrealized gains/(losses) on available-for-sale debt and equity securities

($ in millions)

For the year ended December 31:	2016	2015
Net unrealized gains/(losses) arising during the period	$(23)	$(33)
Net unrealized (gains)/losses reclassified to net income*	21	53

*	Includes pre-tax writedowns of $86 million in 2015. There were no writedowns in 2016.

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2016	2015	Classification	2016	2015
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$—	$—	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	555	656	Other liabilities	8	3
Foreign exchange contracts	Prepaid expenses and other current assets	421	197	Other accrued expenses and liabilities	46	70
	Investments and sundry assets	17	5	Other liabilities	35	19

	Fair value of derivative assets	$993	$858	Fair value of derivative liabilities	$89	$92

Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$100	$90	Other accrued expenses and liabilities	$89	$75
	Investments and sundry assets	22	40	Other liabilities	18	—
Equity contracts	Prepaid expenses and other current assets	11	6	Other accrued expenses and liabilities	10	19
	Investments and sundry assets	—	—	Other liabilities	—	—

	Fair value of derivative assets	$133	$136	Fair value of derivative liabilities	$117	$94

Total debt designated as hedging instruments
Short-term debt		N/A	N/A		$1,125	$—
Long-term debt		N/A	N/A		$7,844	$7,945

Total		$1,126	$994		$9,175	$8,131

N/A—Not applicable

Effect of Derivative Instruments in the Consolidated Statement of Earnings

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated
	Statement of				Attributable to Risk
	Earnings Line	Recognized on Derivatives			Being Hedged (2)
For the year ended December 31:	Item	2016	2015	2014	2016	2015	2014
Derivative instruments in fair value hedges (1) (5)
Interest rate contracts	Cost of financing	$28	$108	$231	$58	$(1)	$(127)
	Interest expense	31	94	206	63	(1)	(114)
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(189)	127	(776)	N/A	N/A	N/A
Interest rate contracts	Other (income) and expense	0	(1)	34	N/A	N/A	N/A
Equity contracts	SG&A expense	112	(27)	51	N/A	N/A	N/A
	Other (income) and expense	(1)	(9)	(9)	N/A	N/A	N/A

Total		$(18)	$291	$(263)	$121	$(1)	$(241)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated				Ineffectiveness and
	Effective Portion			Statement of	Effective Portion			Amounts Excluded from
For the year ended	Recognized in OCI			Earnings Line	Reclassified from AOCI			Effectiveness Testing (3)
December 31:	2016	2015	2014	Item	2016	2015	2014	2016	2015	2014
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$(24)	$0	$(1)	$—	$—	$—
Foreign exchange contracts	243	618	958	Other (income) and expense	(68)	731	98	(3)	5	(1)
				Cost	(13)	192	(15)	—	—	—
				SG&A expense	4	149	15	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	311	889	1,136	Interest expense	—	—	—	77	13	0

Total	$555	$1,507	$2,095		$(102)	$1,072	$97	$74	$18	$(1)

(1)

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)	The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments.
(5)	For the years ended December 31, 2016, 2015 and 2014, fair value hedges resulted in a loss of $4 million, a loss of $2 million and a gain of $4 million in ineffectiveness, respectively.

N/A—Not applicable